Financial Risk Management - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial investments at fair value through profit or loss
Basis points change in interest rates	100.00%
Increase (decrease) in profit or loss	€ 690,586	€ 85,070
Financial investments at fair value through other comprehensive income	209,951	239,379
Derivative warrant liabilities	83,251,712
Fair value adjustment	68,953,503
Put option liabilities	3,776,438	6,338,520	[1]
Capital commitments	0	0
Other price risk [member]
Financial investments at fair value through profit or loss
Financial investments at fair value through profit or loss	€ 56,930,049	€ 0

[1]	Restated amounts. Certain amounts included in the consolidated statements of financial position at 31 December 2020 do not correspond to those included in the consolidated financial statements of Wallbox Chargers S.L. for the year ended 31 December 2020, and reflect the adjustments described in Note 2.